Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of sales [Abstract]
Schedule of cost of sales

Figures in million – SA rand	Notes	2025	2024	2023
Salaries and wages		(30,964)	(31,380)	(30,591)
Consumable stores	22	(20,772)	(24,685)	(25,778)
Utilities		(12,404)	(11,556)	(11,029)
Mine contracts		(8,694)	(7,109)	(8,005)
Recycling[1]		(18,357)	(13,280)	(12,711)
Section 45X credit (relating to 2023 and 2024)		4,403	—	—
Section 45X credit (relating to 2025 primary mining)		801	—	—
Section 45X credit (relating to 2025 recycling)		681	—	—
Other		(9,621)	(15,617)	(10,779)
Ore reserve development costs capitalised		6,488	7,229	9,137
Cost of sales, before amortisation and depreciation[2]		(88,439)	(96,398)	(89,756)
Amortisation and depreciation	14,15,17	(9,367)	(8,810)	(10,012)
Total cost of sales		(97,806)	(105,208)	(99,768)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs.
Recycling costs also includes the purchase of electronic waste and other materials and the cost to convert the waste and materials into finished product at the
Pennsylvania and North Carolina recycling sites
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2025 is total write-down of inventory to net realisable value amounting to
R1,477 million (2024: R4,784 million and 2023: R1,694 million). The write-down mainly relates to PGM in process and PGM finished goods of R1,171 million (2024: R3,843 million,
2023: R1,179 million) and R306 million (2024: R844 million, 2023: R423 million), respectively, as a result of the lower commodity prices during specific months